Fees Summary	Jun. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 48,253,030.99
Total Fee Amount	6,663.74
Total Offset Amount	0.00
Net Fee	$ 6,663.74
Offering Table N/A
Offset Table N/A	N/A